Interest rate risk (Details) - Fair Value, Concentration of Risk, Market Risk Management, Gap Analysis - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash due from banks	$ 1,535	$ 2,102
Securities purchased under agreement to resell	179	149
Short-term investments	250	520
Investments	4,706	4,400
Loans	3,777	3,570
Other assets	332	363
Total assets	10,779	11,104
Liabilities and shareholders' equity
Shareholders’ equity	823	711
Demand deposits	7,822	8,190
Term deposits	1,714	1,844
Other liabilities	303	242
Long-term debt	117	117
Total liabilities and shareholders' equity	10,779	11,104
Interest rate sensitivity gap	0	0
Cumulative interest rate sensitivity gap	0	0
Interest Bearing Funds | Within 3 months
Assets
Cash due from banks	1,446	1,991
Securities purchased under agreement to resell	179	149
Short-term investments	163	135
Investments	1,464	1,343
Loans	3,457	3,339
Other assets	0	0
Total assets	6,709	6,957
Liabilities and shareholders' equity
Shareholders’ equity	0	0
Demand deposits	5,342	5,805
Term deposits	1,340	1,515
Other liabilities	0	0
Long-term debt	92	92
Total liabilities and shareholders' equity	6,774	7,412
Interest rate sensitivity gap	(65)	(455)
Cumulative interest rate sensitivity gap	(65)	(455)
Interest Bearing Funds | 3 to 6 months
Assets
Cash due from banks	0	0
Securities purchased under agreement to resell	0	0
Short-term investments	87	385
Investments	62	15
Loans	44	53
Other assets	0	0
Total assets	193	453
Liabilities and shareholders' equity
Shareholders’ equity	0	0
Demand deposits	0	0
Term deposits	132	166
Other liabilities	0	0
Long-term debt	25	0
Total liabilities and shareholders' equity	157	166
Interest rate sensitivity gap	36	287
Cumulative interest rate sensitivity gap	(29)	(168)
Interest Bearing Funds | 6 to 12 months
Assets
Cash due from banks	0	0
Securities purchased under agreement to resell	0	0
Short-term investments	0	0
Investments	15	81
Loans	34	57
Other assets	0	0
Total assets	49	138
Liabilities and shareholders' equity
Shareholders’ equity	0	0
Demand deposits	0	0
Term deposits	183	92
Other liabilities	0	0
Long-term debt	0	0
Total liabilities and shareholders' equity	183	92
Interest rate sensitivity gap	(134)	46
Cumulative interest rate sensitivity gap	(163)	(122)
Interest Bearing Funds | 1 to 5 years
Assets
Cash due from banks	0	0
Securities purchased under agreement to resell	0	0
Short-term investments	0	0
Investments	390	665
Loans	194	81
Other assets	0	0
Total assets	584	746
Liabilities and shareholders' equity
Shareholders’ equity	0	0
Demand deposits	0	0
Term deposits	59	71
Other liabilities	0	0
Long-term debt	0	25
Total liabilities and shareholders' equity	59	96
Interest rate sensitivity gap	525	650
Cumulative interest rate sensitivity gap	362	528
Interest Bearing Funds | After 5 years
Assets
Cash due from banks	0	0
Securities purchased under agreement to resell	0	0
Short-term investments	0	0
Investments	2,768	2,290
Loans	44	38
Other assets	0	0
Total assets	2,812	2,328
Liabilities and shareholders' equity
Shareholders’ equity	0	0
Demand deposits	0	0
Term deposits	0	0
Other liabilities	0	0
Long-term debt	0	0
Total liabilities and shareholders' equity	0	0
Interest rate sensitivity gap	2,812	2,328
Cumulative interest rate sensitivity gap	3,174	2,856
Non-interest bearing funds
Assets
Cash due from banks	89	111
Securities purchased under agreement to resell	0	0
Short-term investments	0	0
Investments	7	6
Loans	4	2
Other assets	332	363
Total assets	432	482
Liabilities and shareholders' equity
Shareholders’ equity	823	711
Demand deposits	2,480	2,385
Term deposits	0	0
Other liabilities	303	242
Long-term debt	0	0
Total liabilities and shareholders' equity	3,606	3,338
Interest rate sensitivity gap	(3,174)	(2,856)
Cumulative interest rate sensitivity gap	$ 0	$ 0